Earnings Per Share - Schedule of Basic and Diluted Net (Loss)/Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Numerator:
Net profit attribute to Youlife Group Inc.	$ 4,478	¥ 30,494	¥ 37,716
Denominator:
Basic Weighted average number of shares outstanding (in Shares)	80,192,917	80,192,917	70,000,000
Basic net earnings per share | (per share)	$ 0.06	¥ 0.38	¥ 0.54
Diluted Weighted average number of shares outstanding (in Shares)	80,192,917	80,192,917	70,000,000
Diluted net earnings per share | (per share)	$ 0.06	¥ 0.38	¥ 0.54